Ameritas Life Insurance Corp.

Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL,

Ameritas Variable Separate Account VA, Ameritas Variable Separate Account VA-2,

Carillon Life Account and Carillon Account

Supplement to:

Corporate Benefit VUL, Overture Applause!, Overture Applause! II, Overture Bravo!,

Overture Encore!, Executive Select, Regent 2000, Overture Annuity III-Plus and Allocator 2000 Annuity

Prospectuses Dated May 1, 2007

Excel Choice and Excel Executive Edge

Prospectuses Dated November 5, 2007

Overture Ovation!, Protector hVUL and Excel Accumulator

Prospectuses Dated May 1, 2008

Overture Annuity II, Overture Annuity III, Overture Accent! and Overture Acclaim!

Prospectuses Dated September 1, 2009

VA I and VA II SA and VA II

Prospectuses Dated December 31, 2009

Designer Annuity and Excel Performance VUL (NY)

Prospectuses Dated May 1, 2010

Allocator 2000

Prospectus Dated September 1, 2010

Advantage VA III

Prospectus Dated May 1, 2012

Medley!

Prospectus Dated May 1, 2013

Excel Performance VUL and Overture Medley®

Prospectuses Dated May 1, 2014

Supplement Dated August 7, 2014

Effective August 11, 2014, the "DWS Funds" will become known as the "Deutsche Funds" and the below-listed DWS funds and share classes, as applicable, will be renamed as follows:

Former Fund Name Former Portfolio Name	New Fund Name New Portfolio Name
DWS Investments VIT Funds DWS Equity 500 Index VIP Portfolio, Class A DWS Small Cap Index VIP Portfolio, Class A	Deutsche Investments VIT Funds Deutsche Equity 500 Index VIP Portfolio, Class A Deutsche Small Cap Index VIP Portfolio, Class A
DWS Variable Series I DWS Capital Growth VIP Portfolio, Class A DWS International VIP Portfolio, Class A	Deutsche Variable Series I Deutsche Capital Growth VIP Portfolio, Class A Deutsche International VIP Portfolio, Class A
DWS Variable Series II DWS Global Growth VIP Portfolio, Class A DWS Money Market VIP Portfolio, Class A DWS Small Mid Cap Value Portfolio, Class A	Deutsche Variable Series II Deutsche Global Growth VIP Portfolio, Class A Deutsche Money Market VIP Portfolio, Class A Deutsche Small Mid Cap Value Portfolio, Class A

Not all portfolios are available as variable investment options in your Policy. Consult your prospectus, as supplemented, for a complete list of variable investment options.

All other provisions of your Policy remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 1-800-745-1112.

IN 1823 8-14